UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: October 31, 2011

Date of reporting period: January 31, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS

DAVIS NEW YORK VENTURE FUND, INC.	Schedule of Investments
DAVIS GLOBAL FUND	January 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCK – (95.29%)
CONSUMER DISCRETIONARY – (5.66%)
Consumer Durables & Apparel – (4.09%)
Compagnie Financiere Richemont S.A., Bearer Shares, Unit A (Switzerland)	61,800	$3,361,684
Hunter Douglas NV (Netherlands)	13,597	723,059
		4,084,743
Media – (1.57%)
Grupo Televisa S.A., ADR (Mexico)*	65,120	1,566,787
	Total Consumer Discretionary	5,651,530
CONSUMER STAPLES – (16.04%)
Food & Staples Retailing – (2.93%)
CVS Caremark Corp.	85,600	2,927,520
Food, Beverage & Tobacco – (13.11%)
Coca-Cola Co.	53,400	3,356,190
Heineken Holding NV (Netherlands)	68,549	3,042,743
Kraft Foods Inc., Class A	85,290	2,607,315
Lindt & Spruengli AG (Switzerland)	596	1,552,504
Nestle S.A. (Switzerland)	46,600	2,520,053
		13,078,805
	Total Consumer Staples	16,006,325
ENERGY – (4.23%)
OGX Petroleo e Gas Participacoes S.A. (Brazil)*	150,000	1,548,637
Tenaris S.A., ADR (Argentina)	56,535	2,666,756
	Total Energy	4,215,393
FINANCIALS – (11.83%)
Banks – (3.07%)
Commercial Banks – (3.07%)
Banco Santander Brasil S.A., ADS (Brazil)	25,100	291,160
China CITIC Bank - H (China)	1,074,169	699,888
China Merchants Bank Co., Ltd. - H (China)	882,358	2,077,827
		3,068,875
Diversified Financials – (4.32%)
Capital Markets – (0.52%)
Brookfield Asset Management Inc., Class A (Canada)	15,890	518,491
Diversified Financial Services – (3.80%)
Groupe Bruxelles Lambert S.A. (Belgium)	7,443	669,929
Oaktree Capital Group LLC, Class A (a)	22,700	862,600
Pargesa Holdings S.A., Bearer Shares (Switzerland)	12,876	1,134,834
RHJ International (Belgium)*	129,945	1,126,197
		3,793,560
		4,312,051
Insurance – (1.32%)
Insurance Brokers – (0.69%)
CNinsure Inc., ADR (China)	40,700	686,609
Multi-line Insurance – (0.58%)
Fairfax Financial Holdings Ltd. (Canada)	1,515	577,965
Property & Casualty Insurance – (0.05%)
ACE Ltd.	790	48,656
		1,313,230

DAVIS NEW YORK VENTURE FUND, INC.	Schedule of Investments
DAVIS GLOBAL FUND - (CONTINUED)	January 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Real Estate – (3.12%)
Hang Lung Group Ltd. (Hong Kong)	497,690	$3,115,090
	Total Financials	11,809,246
HEALTH CARE – (17.45%)
Health Care Equipment & Services – (5.05%)
Essilor International S.A. (France)	36,212	2,420,727
IDEXX Laboratories, Inc. *	19,508	1,399,309
Sinopharm Medicine Holding Co., Ltd. - H (China)	345,200	1,219,788
		5,039,824
Pharmaceuticals, Biotechnology & Life Sciences – (12.40%)
Johnson & Johnson	46,530	2,781,098
Merck & Co., Inc.	84,836	2,814,010
Pfizer Inc.	84,300	1,535,946
Roche Holding AG - Genusschein (Switzerland)	21,500	3,270,551
Sinovac Biotech Ltd. (China)*	425,900	1,974,047
		12,375,652
	Total Health Care	17,415,476
INDUSTRIALS – (17.15%)
Capital Goods – (7.79%)
ABB Ltd., ADR (Switzerland)	59,140	1,399,844
Blount International, Inc. *	92,900	1,394,429
Lockheed Martin Corp.	13,400	1,066,640
Schneider Electric S.A. (France)	20,200	3,150,113
Shanghai Electric Group Co. Ltd. - H (China)	1,272,830	765,659
		7,776,685
Commercial & Professional Services – (2.05%)
Nielsen Holdings NV *	78,600	2,049,102
Transportation – (7.31%)
China Merchants Holdings International Co., Ltd. (China)	453,430	1,951,168
China Shipping Development Co. Ltd. - H (China)	622,570	756,189
Clark Holdings, Inc. *	316,600	110,810
Kuehne & Nagel International AG (Switzerland)	31,185	4,033,568
LLX Logistica S.A. (Brazil)*	98,700	236,840
PortX Operacoes Portuarias S.A. (Brazil)*	98,700	201,314
		7,289,889
	Total Industrials	17,115,676
INFORMATION TECHNOLOGY – (8.10%)
Software & Services – (8.10%)
Google Inc., Class A *	5,788	3,474,131
NetEase.com Inc., ADR (China)*	27,000	1,089,180
Western Union Co.	99,000	2,007,720
Youku.com Inc., ADR (China)*	50,980	1,510,538
	Total Information Technology	8,081,569

DAVIS NEW YORK VENTURE FUND, INC.	Schedule of Investments
DAVIS GLOBAL FUND - (CONTINUED)	January 31, 2011 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
MATERIALS – (11.78%)
BHP Billiton PLC (United Kingdom)	25,889	$986,993
Greatview Aseptic Packaging Co., Ltd. (China)*	3,352,600	2,592,932
Potash Corp. of Saskatchewan Inc. (Canada)	10,100	1,795,578
Rio Tinto PLC (United Kingdom)	14,290	979,711
Sino-Forest Corp. (Canada)*	173,080	3,764,600
Vale S.A., ADR (Brazil)	32,920	1,019,862
Yingde Gases Group Co. Ltd. (China)*	794,000	610,013
	Total Materials	11,749,689
TELECOMMUNICATION SERVICES – (3.05%)
America Movil SAB de C.V., Series L, ADR (Mexico)	53,393	3,042,867
	Total Telecommunication Services	3,042,867

TOTAL COMMON STOCK – (Identified cost $81,693,484)		95,087,771

SHORT-TERM INVESTMENTS – (4.17%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.22%, 02/01/11, dated 01/31/11, repurchase value of $1,524,009 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.68%-5.702%, 06/01/24-02/01/49, total market value $1,554,480)	$1,524,000	1,524,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.22%, 02/01/11, dated 01/31/11, repurchase value of $2,641,016 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.247%-6.50%, 01/01/19-02/01/41, total market value $2,693,820)	2,641,000	2,641,000

TOTAL SHORT-TERM INVESTMENTS – (Identified cost $4,165,000)		4,165,000

Total Investments – (99.46%) – (Identified cost $85,858,484) – (b)		99,252,771
Other Assets Less Liabilities – (0.54%)		537,341
Net Assets – (100.00%)		$99,790,112

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-Income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of restricted securities amounted to $862,600 or 0.86% of the Fund’s net assets as of January 31, 2011.

(b)	Aggregate cost for federal income tax purposes is $88,144,889. At January 31, 2011 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$16,219,909
Unrealized depreciation	(5,112,027)
Net unrealized appreciation	$11,107,882

Please refer to "Notes to Schedule of Investments" on page 7 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS NEW YORK VENTURE FUND, INC.	Schedule of Investments
DAVIS INTERNATIONAL FUND	January 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCK – (98.43%)
CONSUMER DISCRETIONARY – (7.01%)
Consumer Durables & Apparel – (4.79%)
Compagnie Financiere Richemont S.A., Bearer Shares, Unit A (Switzerland)	37,250	$2,026,258
Hunter Douglas NV (Netherlands)	10,370	551,454
		2,577,712
Media – (2.22%)
Grupo Televisa S.A., ADR (Mexico)*	49,650	1,194,579
	Total Consumer Discretionary	3,772,291
CONSUMER STAPLES – (10.33%)
Food, Beverage & Tobacco – (10.33%)
Heineken Holding NV (Netherlands)	52,270	2,320,153
Lindt & Spruengli AG (Switzerland)	450	1,172,193
Nestle S.A. (Switzerland)	38,210	2,066,335
	Total Consumer Staples	5,558,681
ENERGY – (6.42%)
OGX Petroleo e Gas Participacoes S.A. (Brazil)*	122,980	1,269,676
Tenaris S.A., ADR (Argentina)	46,350	2,186,329
	Total Energy	3,456,005
FINANCIALS – (16.14%)
Banks – (4.56%)
Commercial Banks – (4.56%)
Banco Santander Brasil S.A., ADS (Brazil)	15,500	179,800
China CITIC Bank - H (China)	880,000	573,374
China Merchants Bank Co., Ltd. - H (China)	723,069	1,702,725
		2,455,899
Diversified Financials – (4.94%)
Capital Markets – (0.48%)
Brookfield Asset Management Inc., Class A (Canada)	7,840	255,819
Diversified Financial Services – (4.46%)
Groupe Bruxelles Lambert S.A. (Belgium)	6,100	549,048
Pargesa Holdings S.A., Bearer Shares (Switzerland)	10,560	930,712
RHJ International (Belgium)*	106,540	923,353
		2,403,113
		2,658,932
Insurance – (1.89%)
Insurance Brokers – (1.01%)
CNinsure Inc., ADR (China)	32,270	544,395
Multi-line Insurance – (0.88%)
Fairfax Financial Holdings Ltd. (Canada)	1,241	473,435
		1,017,830
Real Estate – (4.75%)
Hang Lung Group Ltd. (Hong Kong)	408,000	2,553,712
	Total Financials	8,686,373

DAVIS NEW YORK VENTURE FUND, INC.	Schedule of Investments
DAVIS INTERNATIONAL FUND - (CONTINUED)	January 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
HEALTH CARE – (14.60%)
Health Care Equipment & Services – (5.29%)
Essilor International S.A. (France)	27,610	$1,845,694
Sinopharm Medicine Holding Co., Ltd. - H (China)	282,800	999,293
		2,844,987
Pharmaceuticals, Biotechnology & Life Sciences – (9.31%)
Roche Holding AG - Genusschein (Switzerland)	22,310	3,393,767
Sinovac Biotech Ltd. (China)*	349,170	1,618,403
		5,012,170
	Total Health Care	7,857,157
INDUSTRIALS – (19.65%)
Capital Goods – (7.13%)
ABB Ltd., ADR (Switzerland)	45,090	1,067,280
Schneider Electric S.A. (France)	13,730	2,141,142
Shanghai Electric Group Co. Ltd. - H (China)	1,042,100	626,865
		3,835,287

Commercial & Professional Services – (2.04%)
Nielsen Holdings NV *	42,200	1,100,154
Transportation – (10.48%)
China Merchants Holdings International Co., Ltd. (China)	368,867	1,587,283
China Shipping Development Co. Ltd. - H (China)	510,000	619,458
Kuehne & Nagel International AG (Switzerland)	23,780	3,075,782
LLX Logistica S.A. (Brazil)*	80,920	194,175
PortX Operacoes Portuarias S.A. (Brazil)*	80,920	165,049
		5,641,747
	Total Industrials	10,577,188
INFORMATION TECHNOLOGY – (3.22%)
Software & Services – (3.22%)
NetEase.com Inc., ADR (China)*	22,140	893,128
Youku.com Inc., ADR (China)*	28,470	843,566
	Total Information Technology	1,736,694
MATERIALS – (16.75%)
BHP Billiton PLC (United Kingdom)	21,230	809,374
Greatview Aseptic Packaging Co., Ltd. (China)*	2,517,100	1,946,748
Potash Corp. of Saskatchewan Inc. (Canada)	5,820	1,034,680
Rio Tinto PLC (United Kingdom)	11,712	802,965
Sino-Forest Corp. (Canada)*	141,900	3,086,415
Vale S.A., ADR (Brazil)	26,990	836,150
Yingde Gases Group Co. Ltd. (China)*	650,500	499,765
	Total Materials	9,016,097
TELECOMMUNICATION SERVICES – (4.31%)
America Movil SAB de C.V., Series L, ADR (Mexico)	40,710	2,320,063
	Total Telecommunication Services	2,320,063

TOTAL COMMON STOCK – (Identified cost $49,097,227)		52,980,549

DAVIS NEW YORK VENTURE FUND, INC.	Schedule of Investments
DAVIS INTERNATIONAL FUND - (CONTINUED)	January 31, 2011 (Unaudited)

	Principal	Value
SHORT-TERM INVESTMENTS – (0.68%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.22%, 02/01/11, dated 01/31/11, repurchase value of $133,001 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.68%-5.702%, 06/01/24-02/01/49, total market value $135,660)	$133,000	$133,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.22%, 02/01/11, dated 01/31/11, repurchase value of $231,001 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.247%-6.50%, 01/01/19-02/01/41, total market value $235,620)	231,000	231,000

TOTAL SHORT-TERM INVESTMENTS – (Identified cost $364,000)		364,000

Total Investments – (99.11%) – (Identified cost $49,461,227) – (a)	53,344,549
Other Assets Less Liabilities – (0.89%)	478,171
Net Assets – (100.00%)	$53,822,720

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-Income producing security.

(a)	Aggregate cost for federal income tax purposes is $50,126,518. At January 31, 2011 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$4,757,114
Unrealized depreciation	(1,539,083)
Net unrealized appreciation	$3,218,031

Please refer to "Notes to Schedule of Investments" on page 7 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS NEW YORK VENTURE FUND, INC.	Notes to Schedule of Investments
January 31, 2011 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business.  Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation.  Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices.  Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued.  Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value.  Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued but after the close of their respective exchanges will be fair valued.  Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors.  Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.  These valuation procedures are reviewed and subject to approval by the Board of Directors.

Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2011 in valuing each Fund’s investments carried at value:

Investments in Securities at Value

Davis Global	Davis International
Fund	Fund
Valuation inputs
Level 1 – Quoted prices:
Equity securities:
Consumer discretionary	$5,651,530	$3,772,291
Consumer staples	16,006,325	5,558,681
Energy	4,215,393	3,456,005
Financials	10,946,646	8,686,373
Health care	17,415,476	7,857,157
Industrials	16,359,487	9,957,730
Information technology	8,081,569	1,736,694
Materials	11,749,689	9,016,097
Telecommunication services	3,042,867	2,320,063
Total Level 1	93,468,982	52,361,091

Level 2 – Other Significant Observable Inputs:
Equity securities:
Financials	862,600	–
Industrials	756,189	619,458
Short-term securities	4,165,000	364,000
Total Level 2	5,783,789	983,458

Level 3 – Significant Unobservable Inputs:	–	–
Total	$99,252,771	$53,344,549

DAVIS NEW YORK VENTURE FUND, INC.	Notes to Schedule of Investments – (Continued)
January 31, 2011 (Unaudited)

                                                      Value Measurements – (Continued)

Davis Global	Davis International
Fund	Fund
Level 1 to Level 2 transfers*:
Industrials	$756,189	$619,458
Total	$756,189	$619,458

*Application of fair value procedures for securities traded on foreign exchanges triggered transfers between Level 1 and Level 2 assets during the three months ended January 31, 2011.

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3.  EXHIBITS

 EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  March 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  March 29, 2011

By /s/ Douglas A. Haines
   Douglas A. Haines
   Principal Financial officer

Date:  March 29, 2011